Note 1. Operations and Summary of Significant Accounting Policies: Trade and Other Accounts Receivable, Policy (Policies)	12 Months Ended
Dec. 31, 2015
Policies
Trade and Other Accounts Receivable, Policy

F.         Accounts Receivable – The Company extends unsecured credit to customers under normal trade agreements, which require payment within 30 days.  Accounts greater than 90 days past due amounted to $326 and $99,179 of receivables for the years ended December 31, 2015 and 2014, respectively.  The Company's policy is not to accrue and record interest income on past due trade receivables.  The Company does bill the customer finance charges on past due accounts and records the interest income when collected.

Credit is generally granted on an unsecured basis.  Periodic credit evaluations of customers are conducted and appropriate allowances are established.

Management estimates an allowance for doubtful accounts, which was $32,847 at December 31, 2015 and $116,260 at December 31, 2014.  The estimate is based upon management’s review of delinquent accounts and an assessment of the Company’s historical evidence of collections.